Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 497	$ 483
Net charge to income statement	87	199
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	310	195
Net charge to income statement	$ 112	$ 137